Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	May 31, 2019 shares
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Reverse stock split ratio	0.2
Summary of Changes in Stock Option Awards [Roll Forward]
Exercised options (in shares)		(12,458)	(9,923)
Additional Disclosures [Abstract]
Stock based compensation expense | $		$ 0	$ 0	$ 15
Stock Options [Member]
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)		90,311
New options awarded (in shares)		0
Expired options (in shares)		(1,000)
Options forfeited (in shares)		0
Exercised options (in shares)		(12,458)	0	(10,000)
Ending balance (in shares)		76,853	90,311
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)		76,853
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares		$ 34.38
New options awarded (in dollars per share) | $ / shares		0
Expired options (in dollars per share) | $ / shares		25.85
Options forfeited (in dollars per share) | $ / shares		0
Exercised options (in dollars per share) | $ / shares		34.47
Ending balance (in dollars per share) | $ / shares		$ 34.48	$ 34.38
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding		1 year 9 months 29 days
Exercisable options, weighted average exercise price (in dollars per share) | $ / shares		$ 34.48
Weighted average remaining contractual life, exercisable outstanding		1 year 9 months 29 days
Intrinsic value of outstanding stock options | $		$ 239
Intrinsic value of vested stock options | $		239
Stock based compensation expense | $		$ 0
New options granted (in shares)		0	0	0
Restricted Common Shares [Member]
Additional Disclosures [Abstract]
Stock based compensation expense | $		$ 0	$ 0	$ 15
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)					400,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term		10 years
Award vesting period		5 years
2019 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)		77,000			400,000
Exercise price as percentage of fair value		100.00%
Shareholding percentage for grant of stock options		10.00%
Option price as percentage of fair value		110.00%